Consolidated Balance Sheet (Parenthetical) - USD ($) shares in Millions, $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Current assets
Customer and agent allowances		$ 67	$ 74
Other allowances		2	2
Investments
Other intangible assets accumulated amortization		$ 71	$ 65
TDS shareholders’ equity
Authorized shares (in shares)		290	290
Issued shares (in shares)		133	133
Outstanding shares (in shares)		114	115
Variable Interest Entities VIEs
Assets	[1]	$ 12,525	$ 10,781
Consolidated Variable Interest Entities
Variable Interest Entities VIEs
Assets		1,803	1,799
Liabilities		79	82
Consolidated Variable Interest Entities | Assets held
Variable Interest Entities VIEs
Assets		1,042	915
Consolidated Variable Interest Entities | Nonrecourse [Member]
Variable Interest Entities VIEs
Liabilities		$ 18	$ 20
Series A Common Shares
TDS shareholders’ equity
Authorized shares (in shares)		25	25
Issued shares (in shares)		7	7
Outstanding shares (in shares)		7	7
Par value per share (in dollars per share)		$ 0.01	$ 0.01
Common Shares
TDS shareholders’ equity
Authorized shares (in shares)		265	265
Issued shares (in shares)		126	126
Outstanding shares (in shares)		107	108
Par value per share (in dollars per share)		$ 0.01	$ 0.01
Treasury shares (in shares)		19	18

[1]	The consolidated total assets as of December 31, 2020 and 2019, include assets held by consolidated variable interest entities (VIEs) of $1,042 million and $915 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2020 and 2019, include certain liabilities of consolidated VIEs of $18 million and $20 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 15 — Variable Interest Entities for additional information.